Income Taxes (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Israel [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Foreign Tax Authority [Member]	Dec. 31, 2011 Domestic Tax Authority [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Beneficiary Enterprise [Member]	Dec. 31, 2012 Beneficiary Enterprise [Member] Scenario, Forecast [Member]	Dec. 31, 2011 Preferred Company [Member]	Dec. 31, 2012 Preferred Company [Member] Scenario, Forecast [Member]	Dec. 31, 2012 2011 [Member]	Dec. 31, 2012 2012 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2012 [Member] Preferred Company [Member] Scenario, Actual [Member]	Dec. 31, 2012 2013 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2014 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2013 2014 [Member] Preferred Company [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2015 [Member] Scenario, Forecast [Member]	Dec. 31, 2013 2015 [Member] Preferred Company [Member] Scenario, Forecast [Member]	Dec. 31, 2012 2016 and Thereafter [Member] Scenario, Previously Forecasted [Member]
Income Taxes [Line Items]
Term company is entitled to tax benefits									2 years
Tax rate applicable to the Company	25.00%	24.00%	25.00%					25.00%		15.00%	15.00%	15.00%	24.00%	23.00%	15.00%	22.00%	21.00%		20.00%		18.00%
Tax rate applicable to the Company for 2015 and thereafter																		12.5		12
Carry forward tax losses						$ 11,500,000	$ 900,000
Carry forward tax losses, expiration				indefinitely	2022
Unrecognized tax benefits potential new balance in the next 12 months		$ 0